Basis of Preparation of the Consolidated Financial Statements - Additional Information (Detail) - ARS ($) $ in Millions				1 Months Ended		3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 20, 2020	Mar. 31, 2019	Feb. 28, 2021	Mar. 31, 2020	Dec. 31, 2020	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2019
Disclosure of estimated useful life of the Property, plant and equipment [line items]
Use of estimates								The preparation of financial statements at a certain date requires the Management to make estimates and assessments affecting the amount of assets and liabilities recorded, contingent assets and liabilities disclosed at such date, as well as income and expenses recorded during the fiscal year. Future results might differ from the estimates and assessments made on the date of preparation of these consolidated financial statements.
Consolidation policies								This capacity is, in general but not solely, obtained by the direct or indirect ownership of more than 50% of the voting shares of a company.
Maximum accumulated inflation rate								In recent years, inflation in Argentina has been high, with an accumulated inflation rate exceeding 100% over the last three years.
Description of significant influence in associates								Associates are considered those in respect of which the Group has significant influence, understood as the power to participate in the financial and operating policy decisions of the investee but does not have control or joint control over those policies. Significant influence is presumed in companies in which a company has an interest of 20% or more and less than 50%.
Useful life of cash generating units								5 years
General tax rate								30.00%	30.00%	30.00%	35.00%
Personal assets tax rate								0.50%
Shareholders equity attributable to shareholders of the parent company						$ 683,395		$ 683,395	$ 548,099	$ 362,357	$ 152,533
Right-of-use assets						$ 44,081		44,081	61,391
Expense for short term and low value leases								$ 11,764	13,886
Discount rate after taxes of the CGU Oil						12.85%		12.85%
Assets classified as disposal group held for sale						$ 494		$ 494	$ 0	3,189
Real estate classified as inventories [member] | Argentina [member]
Disclosure of estimated useful life of the Property, plant and equipment [line items]
Percentage of revaluation special tax								15.00%
Real estate not classified as inventories [member] | Argentina [member]
Disclosure of estimated useful life of the Property, plant and equipment [line items]
Percentage of revaluation special tax								8.00%
Quotas and equity interests [member]
Disclosure of estimated useful life of the Property, plant and equipment [line items]
Percentage of revaluation special tax								5.00%
Rest of assets [member]
Disclosure of estimated useful life of the Property, plant and equipment [line items]
Percentage of revaluation special tax								10.00%
Remaining Lease Commitments [member]
Disclosure of estimated useful life of the Property, plant and equipment [line items]
Right-of-use assets												$ 23,059
Gasoline [Member] | COVID-19 [member]
Disclosure of estimated useful life of the Property, plant and equipment [line items]
Percentage of decrease in demand		70.00%		7.00%
Diesel [member] | COVID-19 [member]
Disclosure of estimated useful life of the Property, plant and equipment [line items]
Percentage of decrease in demand		40.00%
Jet fuel [member] | COVID-19 [member]
Disclosure of estimated useful life of the Property, plant and equipment [line items]
Percentage of decrease in demand		90.00%		70.00%
Scenario Forecast [member]
Disclosure of estimated useful life of the Property, plant and equipment [line items]
General tax rate	25.00%		30.00%		25.00%			25.00%	30.00%
Legal reserve [member]
Disclosure of estimated useful life of the Property, plant and equipment [line items]
Shareholders equity attributable to shareholders of the parent company						$ 2,007		$ 2,007	$ 2,007	2,007	$ 2,007
Metrogas S.A. [member]
Disclosure of estimated useful life of the Property, plant and equipment [line items]
Percentage of non-controlling interest acquired						30.00%		30.00%
YTEC [member]
Disclosure of estimated useful life of the Property, plant and equipment [line items]
Percentage of non-controlling interest acquired						49.00%		49.00%
Not later than one year [member]
Disclosure of estimated useful life of the Property, plant and equipment [line items]
Discount rate after taxes of the CGU Oil									12.14%
Later than one year [member]
Disclosure of estimated useful life of the Property, plant and equipment [line items]
Discount rate after taxes of the CGU Oil						12.14%		12.14%
Later than one year and not later than two years [member]
Disclosure of estimated useful life of the Property, plant and equipment [line items]
Discount rate after taxes of the CGU Oil						13.12%		13.12%	12.14%
Later than two years and not later than three years [member]
Disclosure of estimated useful life of the Property, plant and equipment [line items]
Discount rate after taxes of the CGU Oil									12.39%
CGU OIL [member]
Disclosure of estimated useful life of the Property, plant and equipment [line items]
Recoverable value of assets after tax										254,549
Reversal in the charge for impairment										$ 39,837
Discount rate after taxes of the CGU Oil										10.94%
CGU OIL [member] | Scenario Forecast [member]
Disclosure of estimated useful life of the Property, plant and equipment [line items]
Discount rate after taxes of the CGU Oil						11.19%		11.19%
CGU Gas Neuquina Basin [member]
Disclosure of estimated useful life of the Property, plant and equipment [line items]
Recoverable value of assets after tax						$ 192,197		$ 192,197	$ 139,361	$ 108,509
Impairment loss						58,463	$ (49,170)		(40,561)	(28,326)
Impairment Loss Recognised In Profit Or Loss Property Plant And Equipment,Net of tax						43,848	(36,877)		$ (30,421)
CGU Gas Austral Basin [member]
Disclosure of estimated useful life of the Property, plant and equipment [line items]
Recoverable value of assets after tax						16,036		$ 16,036		8,606
Impairment loss						7,706	(8,126)			$ (8,246)
Impairment Loss Recognised In Profit Or Loss Property Plant And Equipment,Net of tax						$ 5,780	$ (6,095)
Bottom of range [member]
Disclosure of estimated useful life of the Property, plant and equipment [line items]
Useful lives of amortized assets								3 years
Percentage of defined contribution plan								3.00%
Bottom of range [member] | Legal reserve [member]
Disclosure of estimated useful life of the Property, plant and equipment [line items]
Percentage of legal reserve transferred								5.00%
Top of range [member]
Disclosure of estimated useful life of the Property, plant and equipment [line items]
Useful lives of amortized assets								15 years
Percentage of defined contribution plan								10.00%
Top of range [member] | Legal reserve [member]
Disclosure of estimated useful life of the Property, plant and equipment [line items]
Maximum legal reserve of subscribed Capital plus adjustment to contribution								20.00%
Consolidated entities [Member]
Disclosure of estimated useful life of the Property, plant and equipment [line items]
Investment Owned Percent Of Net Assets								100.00%
Taxes, withholdings and royalties [member]
Disclosure of estimated useful life of the Property, plant and equipment [line items]
Minimum presumed income tax rate								1.00%	1.00%	1.00%
Royalties and withholding systems for hydrocarbon exports [member]
Disclosure of estimated useful life of the Property, plant and equipment [line items]
Percentage of interest on royalty								12.00%
Royalties and withholding systems for hydrocarbon exports [member] | Crude oil and natural gas [member]
Disclosure of estimated useful life of the Property, plant and equipment [line items]
Percentage of interest on royalty								15.00%